Touchstone Securitized Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Touchstone Securitized Income ETF | Touchstone Securitized Income ETF
Prospectus [Line Items]
Annual Return [Percent]	7.49%	7.33%